Derivative Financial Instruments	12 Months Ended
Mar. 31, 2014
Derivative Financial Instruments

20. Derivative financial instruments:

Toyota employs derivative financial instruments, including foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. Toyota does not use derivatives for speculation or trading.

Fair value hedges -

Toyota enters into interest rate swaps and interest rate currency swap agreements mainly to convert its fixed-rate debt to variable-rate debt. Toyota uses interest rate swap agreements in managing interest rate risk exposure. Interest rate swap agreements are executed as either an integral part of specific debt transactions or on a portfolio basis. Toyota uses interest rate currency swap agreements to hedge exposure to currency exchange rate fluctuations on principal and interest payments for borrowings denominated in foreign currencies. Notes and loans payable issued in foreign currencies are hedged by concurrently executing interest rate currency swap agreements, which involve the exchange of foreign currency principal and interest obligations for each functional currency obligations at agreed-upon currency exchange and interest rates.

For the years ended March 31, 2012, 2013 and 2014, the ineffective portion of Toyota’s fair value hedge relationships was not material. For fair value hedging relationships, the components of each derivative’s gain or loss are included in the assessment of hedge effectiveness.

Undesignated derivative financial instruments -

Toyota uses foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements, and interest rate options, to manage its exposure to foreign currency exchange rate fluctuations and interest rate fluctuations from an economic perspective, and for which Toyota is unable or has elected not to apply hedge accounting.

Fair value and gains or losses on derivative financial instruments -

The following table summarizes the fair values of derivative financial instruments as of March 31, 2013 and 2014:

	Yen in millions
	March 31,
	2013	2014
Derivative assets
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	10,769	1,254
Investments and other assets - Other	39,569	36,572

Total	50,338	37,826

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	27,731	23,182
Investments and other assets - Other	139,419	159,644

Total	167,150	182,826

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	7,340	7,052
Investments and other assets - Other	—	—

Total	7,340	7,052

Total derivative assets	224,828	227,704
Counterparty netting	(69,177)	(85,331)
Collateral received	(89,630)	(78,554)

Carrying value of derivative assets	66,021	63,819

Derivative liabilities
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Other current liabilities	(2,554)	(1,442)
Other long-term liabilities	(143)	—

Total	(2,697)	(1,442)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Other current liabilities	(37,133)	(32,569)
Other long-term liabilities	(122,420)	(132,161)

Total	(159,553)	(164,730)

Foreign exchange forward and option contracts
Other current liabilities	(36,087)	(9,468)
Other long-term liabilities	(5)	(5)

Total	(36,092)	(9,473)

Total derivative liabilities	(198,342)	(175,645)
Counterparty netting	69,177	85,331
Collateral posted	17,300	61,680

Carrying value of derivative liabilities	(111,865)	(28,634)

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2013 and 2014:

	Yen in millions
	March 31,
	2013		2014
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	235,219	12,689,774	151,704	15,135,193
Foreign exchange forward and option contracts	—	2,104,048	—	1,965,611

Total	235,219	14,793,822	151,704	17,100,804

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statements of income for the years ended March 31, 2012, 2013 and 2014:

	Yen in millions
	For the years ended March 31,
	2012		2013		2014
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments - Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	(1,354)	2,999	(23,965)	24,738	(2,719)	3,106

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	35,834	—	(24,204)	—	199	—
Foreign exchange gain (loss), net	(28)	—	1,617	—	(2,862)	—
Foreign exchange forward and option contracts
Cost of financing operations	(3,815)	—	(4,572)	—	20,333	—
Foreign exchange gain (loss), net	53,272	—	(49,239)	—	(930)	—

Undesignated derivative financial instruments are used to manage risks of fluctuations in interest rates to certain borrowing transactions and in foreign currency exchange rates of certain currency receivables and payables. Toyota accounts for these derivative financial instruments as economic hedges with changes in the fair value recorded directly into current period earnings.

Cash flows from transactions of derivative financial instruments are included in cash flows from operating activities in the consolidated statements of cash flows.

Credit risk related contingent features -

Toyota enters into International Swaps and Derivatives Association Master Agreements with counterparties. These Master Agreements contain a provision requiring either Toyota or the counterparty to settle the contract or to post assets to the other party in the event of a ratings downgrade below a specified threshold.

The aggregate fair value amount of derivative financial instruments that contain credit risk related contingent features that are in a net liability position after being offset by cash collateral as of March 31, 2014 is ¥3,721 million. The aggregate fair value amount of assets that are already posted as cash collateral as of March 31, 2014 is ¥33,964 million. If the ratings of Toyota decline below specified thresholds, the maximum amount of assets to be posted or for which Toyota could be required to settle the contracts is ¥3,721 million as of March 31, 2014.